Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 09, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Aug. 09, 2016
Document Effective Date	Aug. 09, 2016
Prospectus Date	Aug. 09, 2016
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Prospectus:
Trading Symbol	COM